Income tax provision - Summary of major components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Taxes payable (receivable) during period	$ 33	$ 90	$ 44
Adjustment in respect to prior years	(69)		(112)
Change in deferred tax asset/liability			(31)
Income tax expense	$ (36)	$ 90	$ (99)